UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

325 Chestnut Street
Suite 512
Philadelphia, PA 19106
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

Innovator McKinley Income Fund
Schedule of Investments
August 31, 2015 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 22.21%
Health Care - 5.47%
Omega Healthcare Investors, Inc.	17,690	$597,568
Physicians Realty Trust	79,347	1,150,532
Senior Housing Properties Trust	62,800	985,960
		2,734,060
Hotels - 3.98%
Hospitality Properties Trust	77,450	1,992,014
Mortgage - 10.24%
Apollo Commercial Real Estate Finance, Inc.	69,185	1,132,559
Capstead Mortgage Corp.	105,105	1,095,194
Invesco Mortgage Capital, Inc.	82,375	1,120,300
Northstar Realty Finance Corp.	45,845	644,122
Starwood Property Trust, Inc.	52,825	1,124,116
		5,116,291
Office Property - 2.52%
VEREIT, Inc.	154,725	1,259,461
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,266,757)		$11,101,826

COMMON STOCKS - 27.74%
Deep Sea, Coastal, and Great Lakes Water Transportation - 2.35%
Ship Finance International Ltd.	69,996	$1,175,933
Metal Ore Mining - 0.71%
VALE S.A. - ADR	71,893	355,870
Motion Picture and Video Industries - 2.47%
Regal Entertainment Group	64,848	1,233,409
Other Investment Pools and Funds - 1.74%
New Media Investment Group, Inc.	58,238	868,911
Other Telecommunications - 2.31%
AT&T, Inc.	34,730	1,153,036
Petroleum and Coal Products Manufacturing - 1.11%
BP Plc - ADR	16,594	556,563
Pharmaceutical and Medicine Manufacturing - 5.80%
AstraZeneca Plc - ADR	40,842	1,277,538
Bristol-Myers Squibb Co.	16,732	995,052
GlaxoSmithKline Plc - ADR	15,237	623,650
		2,896,240
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 1.67%
LyondellBasell Industries N.V. - Class A	9,774	834,504
Restaurants and Other Eating Places - 1.32%
Darden Restaurants, Inc.	9,721	661,125
Tobacco Manufacturing - 7.28%
Reynolds American, Inc.	17,655	1,478,606
Vector Group Ltd.	90,630	2,159,713
		3,638,319
Traveler Accommodation - 0.98%
InterContinental Hotels Group Plc - ADR	13,118	490,745

TOTAL COMMON STOCKS (Cost $14,237,563)		$13,864,655

MASTER LIMITED PARTNERSHIPS - 30.55%
Amusement Parks and Arcades - 2.70%
Cedar Fair L.P.	24,485	$1,351,082
Death Care Services - 3.29%
StoneMor Partners L.P.	60,180	1,646,525
Deep Sea, Coastal, and Great Lakes Water Transportation - 4.00%
Capital Product Partners L.P.	139,816	989,897
Navios Maritime Partners L.P.	114,000	1,007,760
		1,997,657
Other Financial Investment Activities - 12.14%
AllianceBernstein Holding L.P.	66,030	1,805,260
Apollo Global Management, LLC.	58,725	1,091,111
Blackstone Group L.P.	49,976	1,711,678
KKR & Co., L.P.	76,321	1,456,968
		6,065,017
Petroleum and Coal Products Manufacturing - 6.50%
Calumet Specialty Products Partners, L.P.	71,317	1,847,824
Northern Tier Energy L.P.	54,255	1,399,779
		3,247,603
Petroleum and Petroleum Products Merchant Wholesalers - 1.92%
NGL Energy Partners L.P.	39,723	957,324
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $14,970,357)		$15,265,208

BUSINESS DEVELOPMENT COMPANIES - 15.22%
Closed-end Funds - 15.22%
Apollo Investment Corp.	177,194	$1,153,533
Ares Capital Corp.	172,550	2,721,113
Fifth Street Finance Corp.	121,770	796,376
Prospect Capital Corp.	274,736	2,087,994
Solar Capital Ltd.	47,703	844,820
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $8,858,436)		$7,603,836

SHORT TERM INVESTMENTS - 4.64%
Money Market Funds - 4.64%
Fidelity Government Portfolio, 0.01%	2,319,848	$2,319,848
TOTAL SHORT TERM INVESTMENTS (Cost $2,319,848)		$2,319,848

Total Investments (Cost $53,652,961) - 100.36%		50,155,373
Liabilities in Excess of Other Assets - (0.36)%		(178,201)
TOTAL NET ASSETS - 100.00%		$49,977,172

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

Innovator IBD 50 Fund
Schedule of Investments
August 31, 2015 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.99%
Lessors of Real Estate - 0.99%
Public Storage	3,010	$605,823
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $626,140)		$605,823

COMMON STOCKS - 98.90%
Activities Related to Credit Intermediation - 2.01%
Visa, Inc.	17,304	$1,233,775
Automotive Parts, Accessories, and Tire Stores - 0.51%
Asbury Automotive Group, Inc. (a)	3,869	311,725
Beverage Manufacturing - 2.54%
Constellation Brands, Inc.	9,795	1,253,760
Monster Beverage Corp. (a)	2,207	305,581
		1,559,341
Communications Equipment Manufacturing - 0.48%
Hexcel Corp.	6,172	297,861
Computer and Peripheral Equipment Manufacturing - 1.99%
Arista Networks, Inc. (a)	16,382	1,225,210
Computer Systems Design and Related Services - 2.51%
Cadence Design System, Inc. (a)	15,675	313,814
CDW Corp.	30,982	1,231,534
		1,545,348
Death Care Services - 2.02%
Service Corporation International	41,905	1,242,483
Employment Services - 0.49%
Team Health Holdings, Inc. (a)	5,159	303,040
Full-Service Restaurants - 2.99%
Chipotle Mexican Grill, Inc. (a)	2,592	1,840,346
General Medical and Surgical Hospitals - 2.99%
Universal Health Services, Inc.	13,403	1,838,087
Grocery Stores - 3.43%
Blackhawk Network Holdings, Inc. (a)	53,441	2,111,454
Insurance Carriers - 6.12%
Aetna, Inc.	10,597	1,213,568
Essent Group Ltd. (a)	11,437	306,397
Universal Insurance Holdings, Inc.	91,166	2,245,420
		3,765,385
Management, Scientific, and Technical Consulting Services - 3.41%
AMN Healthcare Services, Inc. (a)	62,371	2,095,666
Medical Equipment and Supplies Manufacturing - 3.01%
Edwards Lifesciences Corp. (a)	13,091	1,844,260
Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 3.50%
O'Reilly Automotive, Inc. (a)	8,956	2,150,067
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 0.50%
Illumina, Inc. (a)	1,563	308,864
Nondepository Credit Intermediation - 0.98%
Lendingtree, Inc. (a)	5,672	600,948
Offices of Physicians - 1.01%
MEDNAX, Inc. (a)	7,685	619,027
Other Amusement and Recreation Industries - 2.03%
Global Payments, Inc.	11,209	1,248,571
Other Information Services - 4.04%
Facebook, Inc. (a)	21,044	1,881,965
Google, Inc. (a)	927	600,529
		2,482,494
Petroleum and Coal Products Manufacturing - 1.00%
Tesoro Corp.	6,665	613,247
Pharmaceutical and Medicine Manufacturing - 15.16%
Allergan PLC (a)	5,997	1,821,529

Celgene Corp. (a)	15,388	1,817,015
Gilead Sciences, Inc.	2,860	300,500
Horizon Pharma PLC (a)	21,039	614,760
Novo Nordisk AS - ADR	5,522	305,201
Regeneron Pharmaceuticals, Inc. (a)	3,426	1,759,251
Sucampo Pharmaceuticals, Inc. (a)	24,912	669,136
United Therapeutics Corp. (a)	13,424	2,021,922
		9,309,314
Poultry and Egg Production - 1.10%
Cal-Maine Foods, Inc.	12,694	674,305
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 3.51%
Paycom Software, Inc. (a)	56,036	2,159,627
Restaurants and Other Eating Places - 3.03%
Starbucks Corp.	34,005	1,860,413
Scheduled Air Transportation - 5.40%
Alaska Air Group, Inc.	28,047	2,099,598
Hawaiian Holdings, Inc. (a)	53,672	1,216,208
		3,315,806
Scientific Research and Development Services - 7.54%
Cambrex Corp. (a)	47,076	2,250,704
ICON PLC (a)	23,240	1,789,480
Parexel International Corp. (a)	8,995	591,151
		4,631,335
Securities and Commodity Exchanges - 0.50%
Intercontinental Exchange, Inc.	1,334	304,699
Shoe Stores - 2.99%
Foot Locker, Inc.	25,959	1,837,638
Software Publishers - 10.08%
Ellie Mae, Inc. (a)	30,264	2,192,022
Manhattan Associates, Inc. (a)	36,355	2,126,040
Mentor Graphics Corp.	24,503	633,158
SS&C Technologies Holdings, Inc.	18,391	1,245,806
		6,197,026
Traveler Accommodation - 2.03%
Pinnacle Entertainment, Inc. (a)	33,050	1,248,299
TOTAL COMMON STOCKS (Cost $63,091,862)		$60,775,661

SHORT TERM INVESTMENTS - 0.18%
Money Market Funds - 0.18%
Fidelity Government Portfolio, 0.01%	111,989	$111,989
TOTAL SHORT TERM INVESTMENTS (Cost $111,989)		$111,989

Total Investments (Cost $63,829,991) - 100.07%		61,493,473
Liabilities in Excess of Other Assets - (0.07)%		(44,132)
TOTAL NET ASSETS - 100.00%		$61,449,341

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of this Schedule of Investments.

Academy Funds Trust
Notes to Schedule of Investments
August 31, 2015 (Unaudited)

1)  Significant Accounting Policies

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for debt securities, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Academy Funds Trust’s (the “Trust”) pricing procedures. Exchange traded options are valued using composite pricing. If no sales are reported, the options will be valued by calculating the mean between the highest bid price and lowest ask price across the exchanges where the option is traded. Non-exchange traded options are valued at fair value using a mathematical model. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Open-ended mutual funds are valued at that day’s Net Asset Value (“NAV”). Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board. The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value. The Trust concluded that a price determined under the Trust’s valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The investment advisor shall continuously monitor for significant events that might necessitate the use of fair value procedures.

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Distributions received from Funds’ investment in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, the Funds uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, REIT or royalty trust and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. The distributions received that are classified as return of capital reduce the cost basis of that security on the schedule of investments.

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. The Funds reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

There were no transfers between Levels 1 and 2 during the period. Transfers between levels are recognized at the end of the reporting period.

Innovator McKinley Income Fund
	Level 1	Level 2	Level 3	Total

Real Estate Investment Trusts	$11,101,826	$-	$-	$11,101,826
Common Stocks	13,864,655	-	-	13,864,655
Master Limited Partnerships	15,265,208	-	-	15,265,208
Business Development Companies	7,603,836	-	-	7,603,836
Short Term Investments	2,319,848	-	-	2,319,848
Total Investments in Securities	$50,155,373	$-	$-	$50,155,373

Innovator IBD 50 Fund
	Level 1	Level 2	Level 3	Total

Real Estate Investment Trusts	$605,823	$-	$-	$605,823
Common Stocks	60,775,661	-	-	60,775,661
Short Term Investments	111,989	-	-	111,989
Total Investments in Securities	$61,493,473	$-	$-	$61,493,473

See the Schedule of Investments for the investments detailed by industry classification.

2)  Federal Tax Information

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows:1

	Innovator McKinley Income Fund	Innovator IBD 50 Fund

Cost of Investments	$53,652,961	$63,829,991

Gross unrealized appreciation	1,816,613	397,276
Gross unrealized depreciation	(5,314,201)	(2,733,794)
Net unrealized depreciation	$(3,497,588)	$(2,336,518)

1Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Academy Funds Trust

By (Signature and Title)           /s/ David Jacovini
 David Jacovini, President

Date                  10/08/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ David Jacovini
 David Jacovini, President & Treasurer

Date                  10/08/2015

* Print the name and title of each signing officer under his or her signature.